NOTES PAYABLE (Heartland Bank Credit Facility) (Narrrative) (Details) (USD $)	12 Months Ended	9 Months Ended				9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014 Heartland Bank [Member] Senior Secured Credit Facility [Member]	Sep. 30, 2014 Heartland Bank [Member] Senior Secured Credit Facility [Member] Debt Instrument Ratio Calculation Period One [Member]	Sep. 30, 2014 Heartland Bank [Member] Senior Secured Credit Facility [Member] Debt Instrument Ratio Calculation Period Two [Member]	Sep. 30, 2014 Heartland Bank [Member] Senior Secured Credit Facility [Member] Minimum [Member]	Sep. 30, 2014 Heartland Bank [Member] Senior Secured Credit Facility [Member] Minimum [Member] Debt Instrument Ratio Calculation Period One [Member]	Sep. 30, 2014 Heartland Bank [Member] Senior Secured Credit Facility [Member] Maximum [Member] Debt Instrument Ratio Calculation Period One [Member]	Sep. 30, 2014 Heartland Bank [Member] Senior Secured Credit Facility [Member] Credit Agreement [Member] Prime Rate [Member]	Sep. 30, 2014 Heartland Bank [Member] Senior Secured Credit Facility [Member] Credit Agreement [Member] Prime Rate [Member] Minimum [Member]	Sep. 30, 2014 Heartland Bank [Member] Senior Secured Credit Facility [Member] Credit Agreement [Member] Prime Rate [Member] Maximum [Member]	Sep. 30, 2014 Heartland Bank [Member] Senior Secured Credit Facility [Member] Credit Agreement [Member] Term Loan [Member]	Sep. 30, 2014 Heartland Bank [Member] Senior Secured Credit Facility [Member] Purchase Agreement [Member]	Sep. 30, 2014 Heartland Bank [Member] Senior Secured Credit Facility [Member] Purchase Agreement [Member] Minimum [Member]	Sep. 30, 2014 Heartland Bank [Member] Senior Secured Credit Facility [Member] Purchase Agreement [Member] Maximum [Member]	Sep. 30, 2014 Heartland Bank [Member] Senior Secured Credit Facility [Member] Purchase Agreement [Member] Term Loan [Member]
NOTES PAYABLE [Line items]
Maturity term	2 years										3 years
Face amount											$ 12,000,000
Maximum borrowing amount	2,000,000														6,000,000
Proceeds from debt											12,000,000				4,650,000
Description of variable rate basis								prime
Basis spread on variable rate	4.00%								5.50%	8.25%
Minimum spread on variable rate								4.00%
Principal payments											300,000
Additional borrowing capacity											10,000,000
Service charge (as a percent)												1.50%
Reserve against receivables purchased (as a percent)												10.00%
Increase in reserve against receivables purchased (as a percent)													25.00%	50.00%
Outstanding receivables term													60 days	90 days
Fixed charge coverage ratio		1.2
First lien leverage ratio		3		2		2.25	2.75
EBITDA to Interest Expense ratio		2.75	3.75	4.75
Tangible net worth					$ 1,000,000